S-K 1603, SPAC Sponsor; Conflicts of Interest	Aug. 28, 2026
SPAC Sponsor, its Affiliates and Promoters [Line Items]
SPAC Sponsor [Table Text Block]

Entity	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Graf Industrial II Sponsor LLC

7,584,333 Class B ordinary shares (which includes up to 1,001,000 shares subject to surrender for no consideration depending on the extent to which the underwriters’ over-allotment option is exercised).(1)(2)

Approximately $0.003 per share.
	4,575,000 private placement warrants (or up to 4,987,500 warrants for an aggregate purchase price of $4,987,500, if the underwriters exercise their over-allotment option in full).(3)	$4,575,000 (or up to $4,987,500, if the underwriters exercise their over-allotment option in full) ($1.00 per warrant).

	Up to $300,000.	Repayment of loans made to us to cover offering related and organizational expenses.
G-SPAC Management LLC, an affiliate of our sponsor	$10,000 per month, commencing on the date the company’s securities are first listed on NYSE.	Office space and administrative services provided to members of our management team.
Independent Director nominees	30,000 founder shares each (an aggregate of 90,000 founder shares).(2)	Approximately $0.003 per share.
M. Klein	759,000 Class B ordinary shares (which includes up to 99,000 shares subject to surrender for no consideration depending on the extent to which the underwriters’ over-allotment option is exercised).(2)	Approximately $0.003 per share.
Graf Industrial II Sponsor LLC, an affiliate thereof, or our officers and directors	Repayment in cash or up to $1,500,000 in private placement warrants of the post-business combination entity at $1.00 per warrant at the option of the holder.	Loans to finance transaction costs in connection with an initial business combination.
	Repayment in cash	Any out-of-pocket expenses related to identifying, investigating, negotiation and completing an initial business combination
Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio.	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion.

(1)	Subject to each non-managing sponsor investor purchasing, through the sponsor, the private placement warrants allocated to it in connection with the closing of this offering, the sponsor will issue membership interests at a nominal purchase price to the non-managing sponsor investors reflecting interests in an aggregate of [•] founder shares held by the sponsor.
(2)	If we increase or decrease the size of this offering, we will effect a share capitalization or share repurchase or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares immediately prior to the consummation of the offering in such amount as to maintain the ownership of founder shares by our initial shareholders at 25% of our issued and outstanding ordinary shares upon the consummation of this offering (excluding the ordinary shares underlying the public warrants and private placement warrants). The Class B ordinary shares will automatically convert into Class A ordinary shares immediately prior to, concurrently with, or immediately following the consummation of our initial business combination, or earlier at the option of the holder thereof, on a one-for-one basis subject to adjustment for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. In the case that additional Class A ordinary shares or equity-linked securities are issued or deemed issued in connection with our initial business combination, the number of Class A ordinary shares issuable upon conversion of all founder shares will equal, in the aggregate, 25% of the total number of Class A ordinary shares outstanding after such conversion (excluding the ordinary shares underlying the public warrants and private placement warrants and after giving effect to any redemptions of Class A ordinary shares by public shareholders), including the total number of Class A ordinary shares issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities issued or deemed issued, by the company in connection with or in relation to the consummation of the initial business combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, or to be issued, to any seller in the initial business combination and any Class A ordinary shares underlying private placement warrants issued to our sponsor, officers or directors upon conversion of working capital loans; provided that such conversion of founder shares will never occur on a less than one-for-one basis. As a result of such anti-dilution adjustments, the founder shares may convert into Class A ordinary shares on a greater than one-for-one basis, which may result in material dilution from your purchase of our Class A ordinary shares.
(3)	The non-managing sponsor investors have expressed an interest to purchase, indirectly through the purchase of non-managing membership interests, an aggregate of [•] private placement warrants at a price of $1.00 per warrant ($[•] in the aggregate).

SPAC Sponsor, Direct and Indirect Material Interest Holders [Table Text Block]

	Before Offering		After Offering
		Approximate		Approximate
	Number	Percentage of	Number	Percentage of
	of Shares	Outstanding	of Shares	Outstanding
	Beneficially	Ordinary	Beneficially	Ordinary
Name and Address of Beneficial Owner(1)	Owned(2)	Shares	Owned(2)	Shares
Directors and Executive Officers
James A Graf(3)(4)	7,584,333	89.9%	6,583,333	22.4%
Louis Bélanger-Martin	30,000	*	30,000	*
Kenneth Weinstein	30,000	*	30,000	*
Fred Zeidman	30,000	*	30,000	*
All executive officers, directors and director nominees as a group (four individuals)	7,674,333	91.0%	6,673,333	22.8%

Five Percent Holders
Graf Industrial II Sponsor LLC(3)(4)	7,584,333	89.9%	6,583,333	22.4%
M. Klein and Company, LLC(5)	759,000	9.0%	750,000	2.6%
*	Less than one percent.
(1)	Unless otherwise noted, the business address of each of the following is 1790 Hughes Landing Blvd., Suite 400, The Woodlands, Texas 77380.
(2)	Interests shown consist solely of founder shares, classified as Class B ordinary shares. Such shares will automatically convert into Class A ordinary shares immediately prior to, concurrently with, or immediately following the consummation of our initial business combination, or earlier at the option of the holder thereof, on a one-for-one basis, subject to adjustment, as described in the section entitled “Description of Securities”.
(3)	Graf Industrial II Sponsor LLC is the record holder of the shares reported herein. James A. Graf is the sole managing member of Graf Industrial II Sponsor LLC. James A. Graf has voting and investment discretion with respect to the ordinary shares held of record by Graf Industrial II Sponsor LLC.
(4)	Includes up to 1,001,000 founder shares, representing our sponsor’s pro rata portion of the up to 1,100,000 founder shares that will be surrendered to us for no consideration depending on the extent to which the underwriters’ over-allotment option is exercised.
(5)	Includes up to 99,000 founder shares, representing M. Klein’s pro rata portion of the up to 1,100,000 founder shares that will be surrendered to us for no consideration depending on the extent to which the underwriters’ over-allotment option is exercised.

SPAC Sponsor, Agreement Arrangement or Understanding on the Redemption of Outstanding Securities [Text Block]	We will provide our public shareholders with the opportunity to redeem all or a portion of their public shares in connection with the completion of our initial business combination either (i) in connection with a shareholder meeting called to approve the business combination or (ii) without a shareholder vote by means of a tender offer.The decision as to whether we will seek shareholder approval of a proposed business combination or conduct a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require us to seek shareholder approval under applicable law or stock exchange listing requirement. Asset acquisitions and share purchases would not typically require shareholder approval while direct mergers with our company where we do not survive and any transactions where we issue more than 20% of our outstanding Class A ordinary shares or seek to amend our amended and restated memorandum and articles of association would require shareholder approval. So long as we obtain and maintain a listing for our securities on the NYSE, we will be required to comply with NYSE’s shareholder approval rules.The requirement that we provide our public shareholders with the opportunity to redeem their public shares by one of the two methods listed above will be contained in provisions of our amended and restated memorandum and articles of association and will apply whether or not we maintain our registration under the Exchange Act or our listing on the NYSE. Such provisions may be amended if approved by a special resolution passed by the affirmative vote of at least two-thirds of our ordinary shares which are represented in person or by proxy and are voted at a general meeting of the company.If we provide our public shareholders with the opportunity to redeem their public shares in connection with a shareholder meeting, we will:• conduct the redemptions in conjunction with a proxy solicitation pursuant to Regulation 14A of the Exchange Act, which regulates the solicitation of proxies, and not pursuant to the tender offer rules, and• file proxy materials with the SEC.
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
Founder shares

The founder shares (and any Class A ordinary shares issuable upon conversion thereof) are not transferable or salable until the earlier of (A) 180 days after the completion of our initial business combination and (B) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

Graf Industrial II Sponsor LLC James A. Graf Louis Bélanger-Martin Kenneth Weinstein Fred Zeidman M. Klein

Transfers are permitted (a) to our officers or directors, any affiliate or family member of any of our officers or directors, any members or partners of our initial shareholders or their affiliates, any affiliates of our initial shareholders, or any employees of such affiliates; (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement or in connection with the consummation of a business combination at prices no greater than the price at which the shares were originally purchased; (f) by virtue of the laws of Delaware or our sponsor’s limited liability company agreement upon dissolution of our sponsor or M. Klein’s formation documents upon the dissolution of M. Klein; (g) to us for no value for cancellation in connection with the consummation of our initial business combination; (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) to a nominee or custodian of a person or entity to whom a disposition or transfer  would be permissible under clauses (a) through (f) above; or (j) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property; provided, however, that in the case of clauses (a) through (f) or (i) these permitted transferees must enter into a written agreement agreeing to be bound by the transfer restrictions and the other restrictions contained in the insider letter.

Private placement warrants (including the Class A ordinary shares underlying such private placement warrants)

The private placement warrants (including the Class A ordinary shares underlying such private placement warrants) are not transferrable or saleable until 30 days after the completion of our initial business combination.

	Graf Industrial II Sponsor LLC James A. Graf	Same as above.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Individual	Entity	Entity’s Business	Affiliation
James A. Graf	PSI Capital Inc.	Venture Capital	Chief Executive Officer
	NKGen Biotech, Inc.	Clinical stage biotechnology company	Interim Chief Financial Officer
	Graf Global Corp.	Special Purpose Acquisition Company	Chief Executive Officer, Chief Financial Officer, and Director

Louis Bélanger-Martin	Smize & Dream	Food and Beverage	Chief Financial Officer
	Group W Inc.	Private Equity	Co-Founder and Partner
	SkyFive AG	Aerospace telecom	Chairman of the Board
	Sonifi Solutions, Inc.	Interactive content and connectivity solutions	Director
	Hybrid Paytech World Inc.	Mobile credit, debit and ecouponing	Director
	Graf Global Corp.	Special Purpose Acquisition Company	Director

Kenneth Weinstein	Graf Global Corp.	Special Purpose Acquisition Company	Director

Fred S. Zeidman	WoodRock & Co.	Financial Advisory Services	Chairman
	Bluejay Diagnostics, Inc.	Life Sciences	Director
	Camber Energy	Energy	Director
	Prosperity Bank	Commercial Bank	Director
	Graf Global Corp.	Special Purpose Acquisition Company	Director